Subsequent Events	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 21 - SUBSEQUENT EVENTS

In March 2024, the Company, through Tianjin Akso Enterprise Management Co, Ltd., one of its subsidiary in China, entered into Share Purchase Agreements (the “SPA”) with four non-affiliated individual shareholders (the “Sellers”) of Tianjin Wangyi Cloud Technology Co., Ltd (the “Target”). Pursuant to the SPA, the Company will acquire 50% of the equity interest in the Target held by the four Sellers, each of which held 12.5% equity interest, respectively. The total consideration for the transaction was US$75.0 million. As of March 31, 2024, the Company has paid US$56.25 million. In April 2024, the Company paid the remaining US$18.75 million consideration and the transaction was closed.

In the Company’s Annual General Meeting held on April 30, 2024, the Company’s authorized issued share capital is approved to change from US$500,000 divided into 5,000,000,000 ordinary shares, par value US$0.0001 each, to US$500,000 divided into 4,500,000,000 Class A ordinary shares, par value US$0.0001 each and 500,000,000 Class B ordinary shares, par value US$0.0001 each. And 7,980,800 issued and outstanding ordinary shares of the Company held by Webao Limited were re-designated and re-classified as Class B Ordinary Shares par value US$0.0001 each on a 1:1 basis and all other issued and outstanding Ordinary Shares as class A ordinary shares, par value US$0.0001 each (the “Class A Ordinary Shares”) on a 1:1 basis.

On June 17, 2024, the warrants issued in the October 2023 and November 2023 private placements (see Note 17) were fully exercised on a cashless basis, resulting in the issuance of 25,017,480 and 37,256,230 Class A ordinary shares, respectively.

On June 27, 2024, the Company entered into a certain securities purchase agreement (the “June SPA”) with certain “non-U.S. Persons” pursuant to which the Company agreed to sell an aggregate of 220,000,050 units at a price of US$0.2844 per unit, each unit consisting of one Class A ordinary share of the Company, par value $0.0001 per share (“Share”) and three warrants to purchase one Share each with an initial exercise price of US$0.3555, for an aggregate purchase price of approximately US$62.6 million (the “June Offering”). On July 2, 2023, the June Offering was consummated when all the closing conditions of the June SPA were satisfied. The net proceeds of approximately US$62.6 million from the June Offering will be used by the Company for working capital and general corporate purposes.

The warrants issued in the June Offering (the “June Warrants”) are exercisable immediately upon the date of issuance at an initial exercise price of $0.3555, or approximately $1.0665 per ADS, for cash. The June Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the warrant shares underlying the June Warrants. The June Warrants shall expire five years from its date of issuance and are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions.